TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2017	2016
Deferred tax assets:
Net operating losses carryforward and tax credits	$79,196	$82,243
Share based payments	16,142	17,299
Research and development costs	3,606	4,246
Reserves, allowances and other	8,915	8,507

Deferred tax assets before valuation allowance	107,859	112,295
Valuation allowance	(8,853)	(8,839)

Deferred tax assets	99,006	103,456

Deferred tax liabilities:
Acquired intangibles	(142,352)	(231,645)
Acquired deferred revenue	(2,600)	(4,670)

Deferred tax liabilities	(144,952)	(236,315)

Deferred tax liabilities, net	$(45,946)	$(132,859)

	December 31,
	2017	2016

Deferred tax assets	$11,850	$14,093
Deferred tax liabilities	(57,796)	(146,952)

Deferred tax liabilities, net	$(45,946)	$(132,859)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2017	2016	2015

Income before taxes on income, as reported in the consolidated statements of income	$129,660	$144,481	$171,410

Statutory tax rate in Israel	24.0%	25.0%	26.5%
Preferred Enterprise benefits (*)	(16.8%)	(8.9%)	(6.1%)
Changes in valuation allowance	0.0%	1.0%	(0.4%)
Earnings taxed under foreign law	(4.6%)	(7.7%)	(4.0%)
Tax settlements and other adjustments	14.3%	5.8%	1.1%
U.S. Tax Reform one-time adjustment	(23.9%)	-	-
Other	(3.5%)	(0.4%)	0.9%

Effective tax rate	(10.5%)	14.8%	18.0%

(*)	The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows:

Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share
	Year ended December 31,
	2017	2016	2015

Basic	$0.36	$0.22	$0.18

Diluted	$0.35	$0.21	$0.17

Schedule of Income Before Income Tax, Domestic and Foreign
Income before taxes on income is comprised as follows:
	Year ended December 31,
	2017	2016	2015

Domestic	$188,070	$131,111	$122,952
Foreign	(58,410)	13,370	48,458

	$129,660	$144,481	$171,410

Schedule of Taxes on Income
Taxes on income (tax benefit) are comprised as follows:

	Year ended December 31,
	2017	2016	2015

Current	$57,174	$47,318	$23,978
Deferred	(70,805)	(25,906)	6,854

	$(13,631)	$21,412	$30,832

Domestic	$27,673	$28,097	$24,812
Foreign	(41,304)	(6,685)	6,020

	$(13,631)	$21,412	$30,832

Of which:

	Year ended December 31,
	2017	2016	2015

Domestic taxes:
Current	$22,808	$27,932	$14,860
Deferred	4,865	165	9,952

	27,673	28,097	24,812
Foreign taxes:
Current	34,366	19,386	9,118
Deferred	(75,670)	(26,071)	(3,098)

	(41,304)	(6,685)	6,020

Taxes on income (tax benefit)	$(13,631)	$21,412	$30,832

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2017	2016

Uncertain tax positions, beginning of year	$26,659	$18,236
Increases in tax positions for prior years	5,105	2,147
Increases in tax positions for current year	15,140	9,926
Settlements	-	(1,331)
Expiry of the statute of limitations	(2,920)	(2,319)

Uncertain tax positions, end of year	$43,984	$26,659